Plant and Equipment	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Property, Plant and Equipment [Abstract]
Plant and Equipment
7.	Plant and Equipment

The Company’s plant and equipment as of September 30, 2025 and March 31, 2025 are as follows (in thousands):

	September 30,	March 31,
	2025	2025
MDLE Plant	$29,449	$29,429
Equipment	881	544
Office equipment	37	33
	30,367	30,006
Less: accumulated depreciation	2,557	1,556
	$27,810	$28,450

Depreciation expense for the three months ended September 30, 2025 and 2024 was $0.5 million and $0.4 million, respectively. Depreciation expense for the six months ended September 30, 2025 and 2024 was $1.0 million and $0.6 million, respectively. The MDLE Plant was mobilized to a customer site in June 2024, and depreciation began upon commencement. Depreciation expense for the six months ended September 30, 2024, does not represent a full six months of depreciation.

International Battery Metals Ltd.

Notes to the Condensed Consolidated Financial Statements

For the Three and Six Months Ended September 30, 2025 and 2024

7.	Plant and Equipment

The Company’s equipment as of March 31, 2025 and 2024 are as follows (in thousands):

	As of March 31,
	2025	2024
MDLE Plant	$29,429	$28,591
Equipment	544	183
Office equipment	33	23
	30,006	28,797
Less: accumulated depreciation	1,556	4
	$28,450	$28,793

The MDLE Plant was mobilized to a customer site in June 2024, and depreciation began upon commencement. Since the MDLE Plant was not operational for the year ended March 31, 2024, no depreciation was recorded related to the MDLE Plant.

International Battery Metals Ltd.

Notes to the Consolidated Financial Statements

For the Years Ended March 31, 2025 and 2024